EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Net (loss) income from continuing operations	$ (628)	$ (3,484)	$ (1,054)	$ 2,890
Net (loss) income from discontinued operations	$ (356)	$ 202	$ (6,868)	$ 962
Weighted average number of shares outstanding - basic	24,472,000	24,430,000	24,467,000	24,428,000
Weighted Average Number of Shares Outstanding, Diluted	24,472,000	24,430,000	24,467,000	24,560,000
Restricted Stock Units excluded from denominator [Member]
Restricted Stock Units	176,316	132,618	176,316
Restricted Stock Units included in denominator [Member]
Restricted Stock Units				132,618